Filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended

Securities Act File No.  333-02381

SUPPLEMENT

DATED FEBRUARY 28, 2013 TO THE FOLLOWING PROSPECTUSES:

THE HARTFORD GLOBAL ALPHA FUND

PROSPECTUS

DATED DECEMBER 14, 2012, AS LAST SUPPLEMENTED DECEMBER 31, 2012

THE HARTFORD QUALITY BOND FUND

PROSPECTUS

DATED NOVEMBER 30, 2012, AS LAST SUPPLEMENTED DECEMBER 31, 2012

(EACH OF THE ABOVE IS A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

Effective March 1, 2013, the following replaces the information in the section entitled “Investor Requirements - Class Y Shares” on page 31 of The Hartford Global Alpha Fund Prospectus and on page 23 of The Hartford Quality Bond Fund Prospectus.

Class Y Shares — Class Y shares are available only to certain eligible investors, as set forth below.

•                  Class Y shares are offered to institutional investors, which include, but are not limited to:

•                  Certain qualified employee benefit plans and other retirement savings plans

•                  Non-profit organizations, charitable trusts, foundations and endowments

•                  Accounts registered to bank trust departments, trust companies, registered investment advisers and investment companies that trade through an omnibus or similar account with the Fund

•                  Class Y shares are not available to individual investors, unless such investors purchased their shares prior to March 1, 2008 and wish to add to their existing account. Class Y shares are also not available to retail, advisory fee-based wrap programs or to adviser-sold donor-advised funds.

•                 Class Y shares are only available to those institutional investors that have invested or agree to invest at least $250,000 in the Hartford Mutual Funds. This investment minimum does not apply to qualified employee benefit plans and other retirement savings plans, foundations and endowments or to certain omnibus trades received through registered investment advisers.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

HV-7169	February 2013